Accrued Expenses and Other Current Liabilities (Details) - USD ($)	Mar. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Payables and Accruals [Abstract]
Compensation, benefits and payroll taxes	$ 86,482	$ 310,775	$ 311,845
Professional fees	31,800
Other accrued expenses	6,000	94,871	160,561
Total accrued expenses and other current liabilities	$ 124,282	$ 405,646	$ 472,406